Share-based Compensation - Allocation of recognized period costs and expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	$ 3,204	¥ 20,852	¥ 1,890	¥ 34,354
Income tax benefit recognized for share-based compensation		0	0	0
Cost of revenues
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	771	5,017	(4,367)	6,335
Sales and marketing expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	288	1,877	(2,842)	3,043
General and administrative expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	1,659	10,796	11,025	21,836
Technology and product development expenses
Share-based Compensation, Recognized in costs and expenses
Share-based compensation recognized in costs and expenses	$ 486	¥ 3,162	¥ (1,926)	¥ 3,140